Voya Investment Grade Credit Fund Average Annual Total Returns - Class A I R6 W Shares [Member]			12 Months Ended	60 Months Ended	120 Months Ended
		Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class A
Prospectus [Line Items]
Average Annual Return, Percent			0.15%	(0.19%)	2.24%
Performance Inception Date		Aug. 03, 2016
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(1.61%)	(1.88%)	0.45%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			0.08%	(0.78%)	0.97%
Class A | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		1.25%	(0.33%)	1.35%
Class A | Bloomberg U.S. Corporate Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		2.13%	0.30%	2.43%
Class I
Prospectus [Line Items]
Average Annual Return, Percent			3.01%	0.60%	2.76%
Performance Inception Date		Aug. 03, 2016
Class I | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		1.25%	(0.33%)	1.35%
Class I | Bloomberg U.S. Corporate Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		2.13%	0.30%	2.43%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent			2.92%	0.60%	2.77%
Performance Inception Date		Aug. 03, 2016
Class R6 | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		1.25%	(0.33%)	1.35%
Class R6 | Bloomberg U.S. Corporate Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		2.13%	0.30%	2.43%
Class W
Prospectus [Line Items]
Average Annual Return, Percent			3.01%	0.56%	2.72%
Performance Inception Date		Aug. 01, 2017
Class W | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		1.25%	(0.33%)	1.35%
Class W | Bloomberg U.S. Corporate Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		2.13%	0.30%	2.43%

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.